UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                      --------

                                    FORM N-Q
                                      --------

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                    INVESTMENT COMPANY ACT FILE NUMBER 811-21814

                       PNC ABSOLUTE RETURN MASTER FUND LLC
               (Exact name of registrant as specified in charter)
                                      --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                    DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS





PNC ABSOLUTE RETURN MASTER FUND LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2007

PNC ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                               % OF
INVESTMENT FUNDS*                                               COST           VALUE     MEMBERS' CAPITAL

EVENT-DRIVEN
    Aspen Partners, L.P.                                  $    150,419    $    180,687            0.29%
    Canyon Value Realization Fund, L.P.                      1,730,306       2,322,925            3.77
    Castlerigg Partners, L.P.                                1,964,113       2,277,989            3.70
    Cerberus Partners, L.P.**                                2,000,000       4,664,588            7.58
    Cevian Capital II, L.P.                                  1,750,000       1,885,997            3.07
    Ecofin Special Situations Utilities Fund, L.P.           1,200,000       1,471,434            2.39
    Farallon Capital Offshore Investors, Inc.**              2,122,538       3,894,627            6.33
    Icahn Partners, L.P.                                     1,700,000       1,871,853            3.04
    Montrica Global Opportunities, L.P.                      2,000,000       2,193,653            3.56
    Sisu Capital                                             1,200,000       1,271,327            2.07
    Sopris Capital Partners, L.P.                            1,318,000       1,485,840            2.41
    Taconic Opportunity Fund, L.P.                           1,464,057       1,905,688            3.10
                                                          ------------    ------------    ------------
             Total Event-Driven                             18,599,433      25,426,608           41.31
HEDGED EQUITY
    Ascend Partners Fund II, L.P.                            1,064,378       1,390,514            2.26
    Ecofin Global Utilities Hedge Fund Ltd.                  1,000,000       1,137,731            1.85
    GCM Little Arbor Institutional Partners, L.P.            1,000,000       1,183,218            1.92
    Perry Partners, L.P.                                     1,117,501       1,919,531            3.12
    SAC Multi-Strategy Fund L.P.                             1,000,000       1,029,504            1.67
    SCP Domestic Fund, L.P.                                  1,000,000       1,656,067            2.69
    Walker Smith Q.P.                                        1,500,000       1,651,979            2.69
                                                          ------------    ------------    ------------
             Total Hedged Equity                             7,681,879       9,968,544           16.20
MULTI-STRATEGY
    Amaranth Partners, L.L.C.                                  217,561         134,955            0.22
    Elliott Associates, L.P.**                               2,850,000       5,406,565            8.78
    HBK Fund, L.P.**                                         3,000,000       3,190,000            5.18
    Millennium USA, L.P.                                     2,300,000       2,319,434            3.77
                                                          ------------    ------------    ------------
             Total Multi-Strategy                            8,367,561      11,050,954           17.95
CREDIT BASED
    Arx Global High Yield Securities Fund I, L.P.            1,176,836       2,024,358            3.29
    Blue Mountain Credit, L.P.                               1,192,038       1,614,205            2.62
    Chatham Asset Partners High Yield Fund, L.P.             1,550,983       1,999,728            3.25
    GSO Special Situations, L.P.                             1,500,000       1,966,059            3.19
                                                          ------------    ------------    ------------
             Total Credit Based                              5,419,857       7,604,350           12.35
FIXED INCOME ARBITRAGE
    Brevan Howard, L.P.                                      1,791,314       2,615,813            4.25
    MKP Credit, L.P.**                                       1,838,324       2,277,216            3.70
    Parsec Trading Corp.                                     1,514,795       1,660,766            2.70
                                                          ------------    ------------    ------------
             Total Fixed Income Arbitrage                    5,144,433       6,553,795           10.65
                                                          ------------    ------------    ------------
             Total Investments                            $ 45,213,163    $ 60,604,251           98.46%
                                                          ------------    ------------    ------------

      *  All investments are non-income producing.
      ** Fund investment partially or fully segregated to cover tender offers.

PNC ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------



As of December 31, 2007, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:
            COUNTRY                           COST            VALUE
        British Virgin Islands - 6.33%    $  2,122,538    $   3,894,627
        Cayman Islands - 6.63%               3,750,000        4,079,650
        United States - 85.50%              39,340,625       52,629,974
                                          ------------    -------------
                                          $ 45,213,163    $  60,604,251
                                          ------------    -------------

Percentages shown on previous page are based on members' capital of $61,551,530. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $45,213,163. Net unrealized appreciation on investments for tax purposes was $15,391,088 consisting of $15,473,694 of gross unrealized appreciation and $82,606 of gross unrealized depreciation.

The investments in Investment Funds shown on previous page, representing 98.46% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of this form N-Q there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNC Absolute Return Master Fund LLC


/s/ Kevin A. McCreadie
------------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: February 27, 2008




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
------------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: February 27, 2008


/s/ Jennifer E. Spratley
------------------------------
Jennifer E. Spratley
Chief Financial Officer

Date: February 27, 2008